Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Account Balances with Related Parties

Balances of receivables and payables to related parties as of December 31, 2019 and 2018 are as follows:

		December 31, 2019				December 31, 2018
		(In millions of Korean won)
Related parties classification	Entity	Receivable		Payables		Receivable		Payables
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	2,722	~~W~~	74	~~W~~	1,053	~~W~~	3

The details of transaction with related parties for the years ended December 31, 2019, 2018 and 2017 are as follows:

		2019				2018				2017
Related parties classification	Entity	Sales		Purchase		Sales		Purchase		Sales		Purchase
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	27,484	~~W~~	60	~~W~~	10,516	~~W~~	3	~~W~~	10,529	~~W~~	36

Summary of Key Management Personnel Compensation

The compensation for the key management personnel (registered directors), for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
		(In millions of Korean won)
Salary	~~W~~	866	~~W~~	690	~~W~~	629